Intangible Assets - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 133,402	¥ 95,602	¥ 169,405
Reversal of impairment losses	¥ 113,419		¥ 35,686
Intangible Assets Other Than Goodwill, Post-Tax
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	7.10%	5.80%	7.20%
ALOFISEL
Disclosure of detailed information about intangible assets [line items]
Impairment losses			¥ 73,979
EXKIVITY
Disclosure of detailed information about intangible assets [line items]
Impairment losses			¥ 28,477
Gamma Delta T-Cell Therapy Platform And Associated Oncology Programs
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 58,173
ALUNBRIG
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 31,877
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment losses		¥ 163,392